Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Compensation of Key Management Personnel
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2021	2020	2019
Base salary and incentives	22	20	22
Post-employment benefits	3	3	2
Share-based payments (1)	32	32	43
Total key management personnel compensation	57	55	67

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

Summary of Carrying amount in Joint Venture and Associated Companies
The following table presents the carrying amount of our interests in joint ventures and associates accounted for under the equity method as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2021	2020	2021	2020

Carrying amount	474	412	661	573
Share of net income	107	99	141	62

Summary of Transaction With Joint Ventures and Associates
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2021	2020
Loans	791	560
Deposits	117	124
Fees paid for services received	59	63
Guarantees and commitments	73	57